Analysis of the net investment in business interests and intangible assets	12 Months Ended
Dec. 31, 2020
Analysis of the net investment in business interests and intangible assets
Analysis of the net investment in business interests and intangible assets

27 Analysis of the net investment in business interests and intangible assets

	2020	2019	2018
Acquisitions and disposals	£m	£m	£m
Fair value given for businesses acquired(1)	—	(55)	(113)
Additional investment in associates	(40)	—	(9)
Net outflow of cash in respect of acquisitions	(40)	(55)	(122)
Sale of interests in associates	27	—	—
Net assets sold	288	351	—
Profit on disposal	3	—	—
Net inflow of cash in respect of disposals	318	351	—
Dividends received from associates	—	—	5
Cash expenditure on intangible assets	(348)	(380)	(364)
Net outflow of cash	(70)	(84)	(481)

Note:

(1)	2019 includes the purchase of Free agent.